General	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

Note 1 - General

A.
Otonomo Technologies Ltd. (together with its subsidiaries, “Otonomo”, or the “Company”) was incorporated as an Israeli corporation in December 2015. The Company provides an automotive data service platform enabling car manufacturers, drivers and service providers to be part of a connected ecosystem. The Company’s solutions are designed to run in public clouds.

B.	Closing of the Merger and Subscription agreements
Subsequent to the balance sheet date, on August 13, 2021 (the “Closing Date”), the Company consummated a recapitalization transaction (the “Recapitalization”) pursuant to a merger agreement, dated January 31, 2021 (the “Merger Agreement”), with Software Acquisition Group Inc. II, (“SWAG”), a publicly traded special purpose acquisition company. On the Closing Date, the following transactions occurred pursuant to the terms of the Merger, Subscription and Share Purchase agreements:

1)
Merger Sub merged with and into SWAG, with SWAG surviving the merger. As a result of the Merger, and simultaneously with the other transactions mentioned above, SWAG became a wholly owned subsidiary of the Company, with the securityholders of SWAG becoming securityholders of the Company.

2)	Each outstanding Preferred Share of the Company was converted into one Ordinary Share.

3)
After giving effect to the redemption of approximately $59,863 thousand of SWAG’s Class A Stock, the remaining securityholders of SWAG were issued an aggregate of 14,576,479 of the Company’s ordinary shares for gross proceeds of $112,646 thousand.

4)	In accordance with the terms of the Subscription Agreements, the PIPE Investors were issued an aggregate of 14,250,000 the Company’s ordinary shares for gross proceeds of $142,500 thousand.

5)
In accordance with the terms of the Share Purchase Agreement, the Secondary PIPE Investors purchased 3,000,000 of the Company’s ordinary shares from the Secondary Selling Shareholders at a purchase price of $10.00 per share, for an aggregate purchase price of $30,000 thousand.

6)
The Company effected a share split of each ordinary share into such number of ordinary shares, such that each ordinary share has a value of $10.00 per share after giving effect to such share split. As of June 30, 2021, the share split calculated ratio was 1:4.6936. As a result, all ordinary share, redeemable convertible preferred shares, options for ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods.

Note 1—General

a.
Otonomo Technologies Ltd. (together with its subsidiaries, “Otonomo”, or the “Company”) was incorporated as an Israeli corporation in December 2015. The Company provides an automotive data service platform enabling car manufacturers, drivers and service providers to be part of a connected ecosystem. The Company’s solutions are designed to run in public clouds.

b.	Merger and Subscription agreements
Subsequent to the balance sheet date, on January 31, 2021, the Company signed a business combination agreement with Software Acquisition Group Inc. II, (“SWAG”) (the “Business Combination Agreement”). SWAG is a blank check company incorporated in Delaware that consummated its initial public offering on June 16, 2020, of 15,000,000 units, at $10.00 per Unit, generating gross proceeds of $150,000,000. On September 24, 2020, the underwriters exercised their over-allotment option in full. As a result, SWAG consummated the sale of an additional 2,250,000 units to the underwriter, at $10.00 per unit, and the sale of an additional 450,000 private placement warrants to the Sponsor, at $1.00 per warrant, generating total gross proceeds of $22,950,000. A total of $22,500,000 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to approximately $172,500,000. SWAG was formed for the purpose of effectuating a merger with one or more businesses. As a result of the Business Combination Agreement, and upon consummation of the merger and the other transactions contemplated by the Business Combination Agreement, SWAG will become a wholly owned subsidiary of the Company, with the security holders of SWAG becoming security holders of the Company. Upon consummation of the merger, assuming none of SWAG’s public stockholders demand redemption, the security holders of the Company and certain members of the Company’s management will own approximately 70% of the outstanding ordinary shares of the Company and the security holders of SWAG and the investors purchasing Company Ordinary Shares will own the remaining Company ordinary shares.
Also, on January 31, 2021, the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 14,250,000 Company Ordinary Shares (on a post-share split basis, see below) for an aggregate purchase price of $142,500,000, to be effected immediately following the Effective Time, on the terms and subject to the conditions set forth therein.
In addition, on January 31, 2021, certain Company shareholders (the “Selling Holders”) entered into a share purchase agreement (the “Share Purchase Agreement”) with investors (the “Secondary Investors”) pursuant to which, among other things, the Secondary Investors agreed to purchase 3,000,000 Company Ordinary Shares (on a post-share split basis) from the Selling Holders for an aggregate purchase price of $30,000,000.
Immediately prior to the Effective Time, each preferred share of the Company will be converted into one Company Ordinary Share. Additionally, the Company will issue securities pursuant to the Subscription Agreements, as described above.
The following securities issuances will be made by the Company to SWAG security holders at the Effective Time and in each case assumes the share split (as defined below) has occurred: (i) each share of Class A common stock of SWAG and each share of Class B common stock of SWAG will be exchanged for one Company Ordinary Share and (ii) each outstanding warrant of SWAG will be assumed by the Company and will become a warrant of the company (“Company Warrant”) (with the number of Company Ordinary Shares underlying the Company Warrant and the exercise price of such Company Warrants subject to adjustment in accordance with the terms of the Merger Agreement).

On April 20, 2021, the Company’s board of directors approved a
1-for-4.6928
share split (the “Share Split”). As a result, all ordinary share, redeemable convertible preferred shares, options for ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these financial statements.
The transactions described above are targeted to be consummated in the first half of 2021, after the required approval by the stockholders of SWAG (“SWAG Stockholder Approval”), ordinary and preferred shareholders of the Company (“Company Shareholder Approval”), and preferred shareholders of the Company (“Company Preferred Shareholder Approval”).